SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, € in Thousands, ¥ in Thousands, $ in Millions			1 Months Ended										2 Months Ended		4 Months Ended	12 Months Ended
	Apr. 07, 2021 shares	Feb. 23, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) item shares	Feb. 28, 2021 USD ($) item shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 HKD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 17, 2017 EUR (€)	Aug. 31, 2021 item	Jun. 30, 2021 item	Dec. 31, 2021 item	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2021 HKD ($)	Mar. 19, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Feb. 02, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 HKD ($) $ / shares	Jan. 20, 2021	Apr. 20, 2020 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares shares
Subsequent Event [Line Items]
Percent of subscription price settled								50.00%	50.00%	50.00%
Subscription price settled | $									$ 11,500,000
Operating loss from continuing operations																¥ (190,792)	$ (29,241,000)	¥ (642,839)	¥ (344,488)
Security deposit for claim payable | ¥																								¥ 155,000
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value | €																											€ 1,900
Issue of shares related to restricted stock units incentive plan																1,224,180	1,224,180		10,503,520
Authorized share capital, ordinary shares											1,000,000,000						1,000,000,000												1,000,000,000
Consideration received | $																	$ 65,000,000
Loan amount | $																				$ 15.6					$ 173.4
Amount of loan paid pack | ¥				¥ 5,000				¥ 8,000
Fixed interest rate				3.25%	3.25%			6.00%	6.00%	6.00%
Percentage of service fee				2.00%	2.00%
Percentage of the current Fair Market Value considered for loan				70.00%	70.00%
Loan principal | $					$ 14,280,000
Multi Group [Member]
Subsequent Event [Line Items]
Percent of equity interest acquired												93.00%
Exchange rate																													7.8155	7.8473
Percentage of issued and outstanding ordinary shares		16.60%									7.00%						7.00%												7.00%	7.00%
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value | €																													€ 1,900
Consideration | €												€ 49,800
United States of America, Dollars
Subsequent Event [Line Items]
Exchange rate											6.5250						6.5250
Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Shares issued	65,000															125,900	125,900	3,572,880	6,513,460
Authorized share capital, ordinary shares											700,000,000						700,000,000												700,000,000
Ordinary shares, par value | $ / shares											$ 0.00005						$ 0.00005											$ 0.00005		$ 0.00005
Ordinary shares issued											430,127,692						430,127,692												420,001,792	350,804,532
Number of common shares issued during period	65,000															125,900	125,900	3,572,880	6,513,460
Class B Ordinary shares [Member]
Subsequent Event [Line Items]
Authorized share capital, ordinary shares											300,000,000						300,000,000												300,000,000
Ordinary shares, par value | $ / shares											$ 0.00005						$ 0.00005
Ordinary shares issued											99						99												10,000,099	74,400,299
Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member]
Subsequent Event [Line Items]
Shares issued											85,572,963
Shares issued per share | $ / shares											$ 0.269						$ 0.269
Conversion ratio											1
Value of shares issued | $											$ 23,000,000
Subscription price settled | $		$ 11,500,000
Number of common shares issued during period											85,572,963
Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member] | United States of America, Dollars
Subsequent Event [Line Items]
Percent of subscription price settled								50.00%	50.00%	50.00%
Subscription price settled | $									$ 11,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued			29,786,600
Value of shares issued | $			$ 65,000,000
Authorized share capital | $																					$ 100,000,000
Loan amount																								¥ 10,000	$ 11.0
Number of common shares issued during period			29,786,600
Fixed interest rate								6.00%	6.00%	6.00%
Subsequent Event [Member] | Mr. Man San Vincent Law
Subsequent Event [Line Items]
Shares issued				65,000	65,000
Value of shares issued | $					$ 65,000,000
Share price | $ / shares					$ 1.0
Number of common shares issued during period				65,000	65,000
Subsequent Event [Member] | Mr. Man San Vincent Law | Minimum [Member]
Subsequent Event [Line Items]
Voting power (in percent)				17.66%	17.66%
Subsequent Event [Member] | Mr. Man San Vincent Law | Maximum [Member]
Subsequent Event [Line Items]
Voting power (in percent)				60.28%	60.28%
Subsequent Event [Member] | Bee Computing (HK) Limited | Minimum [Member]
Subsequent Event [Line Items]
Invested amount | $																							$ 30,000,000
Subsequent Event [Member] | Bee Computing (HK) Limited | Maximum [Member]
Subsequent Event [Line Items]
Invested amount | $					$ 35,000,000
Subsequent Event [Member] | Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Authorized share capital, ordinary shares																					1,600,000,000
Ordinary shares, par value | $ / shares																					$ 0.00005
Ordinary shares issued																					900,000,000
Subsequent Event [Member] | Class B Ordinary shares [Member]
Subsequent Event [Line Items]
Authorized share capital, ordinary shares																					400,000,000
Ordinary shares, par value | $ / shares																					$ 0.00005
Ordinary shares issued																					100,000,000
Subsequent Event [Member] | Definitive Purchase Agreement with Certain Sellers
Subsequent Event [Line Items]
Consideration to acquire bitcoin | $									$ 14,400,000
Shares issued								11,882,860	11,882,860	11,882,860
Number of bitcoin mining machines purchased | item						5,900	5,900
Values of bitcoin mining machines purchased						¥ 55,200	$ 8,500,000
Expected full delivery of bitcoin mining machine | item						26	26
Number of common shares issued during period								11,882,860	11,882,860	11,882,860
Subsequent Event [Member] | Definitive Purchase Agreement with Certain Sellers | Star Light Inc. [Member]
Subsequent Event [Line Items]
Consideration to acquire bitcoin | $									$ 14,400,000
Percent of equity interest acquired																								100.00%	100.00%
Subsequent Event [Member] | Definitive Purchase Agreement with Certain Sellers | Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Shares issued per share | $ / shares									$ 1.21
Subsequent Event [Member] | Framework Agreement [Member]
Subsequent Event [Line Items]
Number of bitcoin mining machines purchased | item						10,000	10,000
Performance Bond Payable per Machine | ¥						¥ 2,000
Performance bond payable						10,000																$ 1,500,000
Subsequent Event [Member] | Definitive Purchase Agreement with Seller to Purchase 1,923 S17 Bitcoin Mining Machines | BitDeer [Member]
Subsequent Event [Line Items]
Values of bitcoin mining machines purchased						¥ 31,300	$ 4,900,000
Subsequent Event [Member] | Definitive Agreement to Purchase Ethereum Mining Machines [Member]
Subsequent Event [Line Items]
Number of ETH mining machines purchased | item						2,000	2,000
Value of ETH mining machines purchased						¥ 195,000	$ 30,200,000
Expected delivery of ETH | item													300	100	1,600
Subsequent Event [Member] | Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member]
Subsequent Event [Line Items]
Shares issued		85,572,963
Exchange rate																										32,326.29
Number of common shares issued during period		85,572,963
Subsequent Event [Member] | Share Subscription Agreement [Member] | Loto Interactive Limited [Member]
Subsequent Event [Line Items]
Percent of equity interest acquired					54.20%															54.20%
Shares subscribed								169,354,839	169,354,839	169,354,839
Share price | $ / shares																									$ 0.62
Total consideration									$ 13,500,000	$ 105.0
Subsequent Event [Member] | Share Subscription Agreement [Member] | Ganzi Changhe Hydropower Consumption Service Co.,Ltd [Member]
Subsequent Event [Line Items]
Expected voting interest to be acquired								100.00%	100.00%	100.00%
Cash consideration								¥ 88,200	$ 13,600,000
Subsequent Event [Member] | Share Exchange Agreement with Blockchain Alliance Technologies Holding Company [Member]
Subsequent Event [Line Items]
Shares issued						44,353,435	44,353,435
Percentage of outstanding shares issued						10.00%	10.00%
Number of common shares issued during period						44,353,435	44,353,435
Subsequent Event [Member] | Share Exchange Agreement with Blockchain Alliance Technologies Holding Company [Member] | BTC.com Pool Businesses [Member] | If Businesses Record Net Operating Profit in Fiscal Year Ending December 31, 2021 [Member]
Subsequent Event [Line Items]
Operating loss from continuing operations | $							$ 20,000,000
Maximum shares issuable						22,176,718	22,176,718
Outstanding shares (in percent) | $							$ 5
Subsequent Event [Member] | Share Exchange Agreement with Blockchain Alliance Technologies Holding Company [Member] | BTC.com Pool Businesses [Member] | If Businesses Record Net Operating Loss in Fiscal Year Ending December 31, 2021 [Member]
Subsequent Event [Line Items]
Operating loss from continuing operations | $							10,000,000
Outstanding shares (in percent) | $							$ 1
Shares subject to repurchase arrangement						4,435,344	4,435,344
Subsequent Event [Member] | Share exchange agreement
Subsequent Event [Line Items]
Value of shares issued | $			$ 35,000,000
Maximum shares issuable			16,038,930
Number of shares per ADS			10
Subsequent Event [Member] | Share exchange agreement | Bee Computing (HK) Limited
Subsequent Event [Line Items]
Maximum shares issuable			45,825,530
Value per share | $ / shares			$ 21.82
Consideration | $			$ 100,000,000
Percentage of shares			8.18%
Subsequent Event [Member] | Share exchange agreement | Bee Computing (HK) Limited | Minimum [Member]
Subsequent Event [Line Items]
Value per share | $ / shares			$ 2.182
Subsequent Event [Member] | Share exchange agreement | Bee Computing (HK) Limited | Maximum [Member]
Subsequent Event [Line Items]
Value per share | $ / shares			$ 21.82
Subsequent Event [Member] | Share exchange agreement | Class A Ordinary shares [Member] | Bee Computing (HK) Limited
Subsequent Event [Line Items]
Shares issued			45,825,530
Number of common shares issued during period			45,825,530